Right of Use Assets and Obligation for Lease Contracts	12 Months Ended
Dec. 31, 2022
Right of Use Assets and Obligation for Lease Contracts [Abstract]
RIGHT OF USE ASSETS AND OBLIGATION FOR LEASE CONTRACTS

NOTE 12 - RIGHT OF USE ASSETS AND OBLIGATION FOR LEASE CONTRACTS

The composition of the right of use assets as of December 31, 2022 and 2021 is as follows:

		As of December 31, 2022
2022	Opening balances as of January 1, 2022	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Land and building	137,879	231,603	(97,808)	133,795
Other	-	-	-	-
Total	137,879	231,603	(97,808)	133,795

		As of December 31, 2021
2021	Opening balances as of January 1, 2021	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Land and building	147,997	212,446	(74,567)	137,879
Other	-	-	-	-
Total	147,997	212,446	(74,567)	137,879

The movement of the right of use assets under lease during the 2022 and 2021 period, is as follows:

i.	Gross balance

2022	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2022	212,446	-	212,446
Additions	31,207	-	31,207
Disposals	(12,050)	-	(12,050)
Impairment	-	-	-
Other	-		-
Balances as of December 31, 2022	231,603	-	231,603

2021	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2021	197,573	-	197,573
Additions	25,582	-	25,582
Disposals	(10,709)	-	(10,709)
Impairment	-	-	-
Other	-		-
Balances as of December 31, 2021	212,446	-	212,446

ii.	Accumulated amortisation

2022	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2022	(74,567)	-	(74,567)
Amortisation for the period	(31,319)	-	(31,319)
Sales and disposals during the period	8,078	-	8,078
Transfers	-	-	-
Others	-	-	-
Balances as of December 31, 2022	(97,808)	-	(97,808)

2021	Land and building	Other	Total
	MCh$	MCh$	MCh$
Balances as of January 1, 2021	(49,576)	-	(49,576)
Amortisation for the period	(28,899)	-	(28,899)
Sales and disposals during the period	3,908	-	3,908
Transfers	-	-	-
Others	-	-	-
Balances as of December 31, 2021	(74,567)	-	(74,567)

a.	Lease liability

As of December 31, 2022 and 2021, the composition of lease liability balances are composed as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Lease liability	137,089	139,795
Total	137,089	139,795

b.	Expenses associated with assets for the right of use leased assets and lease liability

	As of December 31,
	2022	2021
	MCh$	MCh$
Depreciation	31,319	28,899
Interests	2,283	2,283
Short term lease	3,844	3,844
Total	37,446	35,026

c.	As of December 31, 2022 and 2021, the maturity level of the lease liability, according to their contractual maturity is as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Due within 1 year	25,902	23,391
Due after 1 year but within 2 years	24,862	23,390
Due after 2 years but within 3 years	22,093	21,730
Due after 3 years but within 4 years	19,565	18,888
Due after 4 years but within 5 years	13,220	16,360
Due after 5 years	31,447	36,036
Total	137,089	139,795

d.	Operational leases – lessor

As of December 31, 2022 and 2021, the future minimum lease cash inflows under non-cancellable operating leases are as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$
Due within 1 year	1,090	1,062
Due after 1 year but within 2 years	1,805	1,081
Due after 2 years but within 3 years	582	902
Due after 3 years but within 4 years	475	690
Due after 4 years but within 5 years	470	624
Due after 5 years	1,194	1,403
Total	5,616	5,762

e.	As of December 31, 2022 and 2021, the Bank has no financial leases which cannot be unilaterally rescinded.

f.	The Bank has no restriction on property, plant and equipment as of December 31, 2022 and 2021. Additionally, the property, plant and equipment have not been provided as guarantees of financial liabilities. The Bank has no debt in connection with property, plant and equipment.